Note 4 - Inventories 1	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]
4.
Inventories

Inventories consisted of the following (in thousands):

	September 30,	December 31,
	2019	2018
Raw materials	$1,898	$2,102
Work-in-process	544	158
Finished products	1,670	1,162
Total inventories	$4,112	$3,422

4.
Inventories

Inventories consisted of the following (in thousands):

	December 31,
	2018	2017
Raw materials	$1,162	$1,286
Work-in-process	158	-
Finished products	2,102	3,009
Total inventories	$3,422	$4,295